Amplify Online Retail ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Marketplace - 39.9%(a)
Affirm Holdings, Inc.(b)	128,780	$3,890,444
Alibaba Group Holding Ltd.	156,700	1,414,985
BigCommerce Holdings, Inc.(b)	709,502	5,718,586
Copart, Inc.(b)	75,981	4,115,131
Coupang, Inc.(b)	67,146	1,406,709
Delivery Hero SE(b)(c)(d)	52,932	1,256,571
DoorDash, Inc. - Class A(b)	32,454	3,530,346
Etsy, Inc.(b)	59,312	3,498,222
Fiverr International Ltd.(b)(e)	71,595	1,677,471
Global-e Online Ltd.(b)	45,056	1,634,181
JD.com, Inc. - Class A	101,500	1,342,950
KE Holdings, Inc. - ADR	99,753	1,411,505
Liquidity Services, Inc.(b)	237,725	4,749,745
Lyft, Inc. - Class A(b)	260,807	3,677,379
Maplebear, Inc.(b)	116,651	3,749,163
Meituan - Class B(b)(c)(d)	106,400	1,514,082
MercadoLibre, Inc.(b)	1,022	1,679,555
Mercari, Inc.(b)	130,900	1,625,468
Ozon Holdings PLC - ADR(b)(e)(f)	106,678	0
PayPal Holdings, Inc.(b)	62,541	3,629,254
PDD Holdings, Inc. - ADR(b)	11,980	1,592,741
Sea Ltd. - ADR(b)	23,777	1,698,153
Shopify, Inc. - Class A(b)	21,185	1,399,269
Uber Technologies, Inc.(b)	61,019	4,434,861
Upwork, Inc.(b)	345,854	3,717,930
Vivid Seats, Inc. - Class A(b)	796,994	4,582,715
VTEX - Class A(b)	201,253	1,461,097
		70,408,513

Omnichannel - 10.1%
Apple, Inc.	5,312	1,118,813
Best Buy Co., Inc.	12,483	1,052,192
CarMax, Inc.(b)	13,378	981,143
Dick's Sporting Goods, Inc.	4,538	974,989
Dillard's, Inc. - Class A(e)	2,127	936,710
Gap, Inc.	45,340	1,083,173
H & M Hennes & Mauritz AB - Class B	18,004	285,015
Home Depot, Inc.	2,709	932,546
Industria de Diseno Textil SA	6,313	313,671
Kohl's Corp.	38,178	877,712
Lululemon Athletica, Inc.(b)	2,537	757,802
Macy's, Inc.	49,536	951,091
Next PLC	2,552	291,499
NIKE, Inc. - Class B	9,952	750,082
Nordstrom, Inc.	47,798	1,014,274
Tapestry, Inc.	22,767	974,200
Target Corp.	5,748	850,934
Ulta Beauty, Inc.(b)	2,236	862,805
Victoria's Secret & Co.(b)	51,464	909,369
Walmart, Inc.	15,277	1,034,406
Williams-Sonoma, Inc.	3,171	895,395
		17,847,821

Traditional - 38.3%(a)
1-800-Flowers.com, Inc. - Class A(b)	456,557	4,346,423
Allegro.eu SA(b)(c)(d)	177,486	1,664,462
Amazon.com, Inc.(b)	23,109	4,465,814
ASKUL Corp.	99,400	1,350,174
Auto1 Group SE(b)(c)(d)	292,368	1,906,714
Beyond, Inc.(b)	210,077	2,747,807
Carvana Co.(b)(e)	47,497	6,113,814
Chewy, Inc. - Class A(b)(e)	274,844	7,486,751
DocMorris AG(b)	16,699	994,209
eBay, Inc.	81,010	4,351,857
Figs, Inc. - Class A(b)	815,857	4,348,518
HelloFresh SE(b)	220,614	1,068,727
Hims & Hers Health, Inc.(b)	330,648	6,675,783
Redcare Pharmacy NV(b)(c)(d)	10,971	1,340,436
Revolve Group, Inc.(b)	209,864	3,338,936
Shutterstock, Inc.	97,466	3,771,934
Spotify Technology SA(b)	5,241	1,644,573
Temple & Webster Group Ltd.(b)	203,274	1,274,756
Vipshop Holdings Ltd. - ADR	99,553	1,296,180
Wayfair, Inc. - Class A(b)(e)	81,861	4,316,531
Zalando SE(b)(c)(d)	56,666	1,329,424
ZOZO, Inc.	71,100	1,780,373
		67,614,196

Travel - 11.6%
Airbnb, Inc. - Class A(b)	26,488	4,016,375
Booking Holdings, Inc.	1,211	4,797,377
Despegar.com Corp.(b)	123,554	1,634,619
Expedia Group, Inc.(b)	31,069	3,914,383
MakeMyTrip Ltd.(b)	22,087	1,857,517
Trip.com Group Ltd.(b)	30,250	1,451,399
TripAdvisor, Inc.(b)	157,159	2,799,002
		20,470,672
TOTAL COMMON STOCKS (Cost $217,318,078)		176,341,202

SHORT-TERM INVESTMENTS - 6.6%
Investments Purchased with Proceeds from Securities Lending - 6.5%
First American Government Obligations Fund - Class X, 4.65%(g)	11,383,491	11,383,491

Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(g)	189,585	189,585
TOTAL SHORT-TERM INVESTMENTS (Cost $11,573,076)		11,573,076

TOTAL INVESTMENTS - 106.5% (Cost $228,891,154)		$187,914,278
Liabilities in Excess of Other Assets - (6.5)%		(11,402,430)
TOTAL NET ASSETS - 100.0%		$176,511,848

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $9,011,689 or 5.1% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $9,011,689 or 5.1% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $9,079,396 which represented 5.1% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Online Retail ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	176,341,202	–	0	(a)	176,341,202
Investments Purchased with Proceeds from Securities Lending	11,383,491	–	–		11,383,491
Money Market Funds	189,585	–	–		189,585
Total Investments	187,914,278	–	0	(a)	187,914,278

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.